UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                Form 13F





                          FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: 06/30/2012



Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.): [ ] is a restatement.

                                     [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:      GLADIUS CAPITAL MANAGEMENT LP

Address:   1 N WACKER DR STE 4700

           CHICAGO IL 60606-2842



Form 13F File Number: 28-14812



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:      Eric Magac

Title:     Chief Operating Officer

Phone:     312-348-5900



Signature, Place, and Date of Signing:



Eric Magac           Chicago, IL         08/06/2012

[Signature]         [City, State]        [Date]





Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT

   [ ] 13F NOTICE

   [ ] 13F COMBINATION REPORT

                          FORM 13F SUMMARY PAGE



Report Summary:



   Number of Other Included Managers:        0

   Form 13F Information Table Entry Total:   8

   Form 13F Information Table Value Total:   $250,197

                                             (thousands)



List of Other Included Managers:



NONE





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

                         FORM 13F INFORMATION TABLE


                                                          VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY

  NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE    SHARED  NONE

------------------------  -----------------   ---------  --------  -------  ---  ----   -------  --------  ------- ------- ----

APPLE INC                 CALL                037833900   125560    215000   SH  CALL     SOLE
SPDR GOLD TRUST           GOLD SHS            78463V107    46597    300258   SH           SOLE              300258

SPDR GOLD TRUST           PUT                 78463V957    46557    300000   SH  PUT      SOLE              300000
GOOGLE INC                CALL                38259P908    14502     25000   SH  CALL     SOLE
GOOGLE INC                PUT                 38259P958    14502     25000   SH  PUT      SOLE               25000
SANOFI                    RIGHT 12/31/2020    80105N113      347    246080   SH           SOLE              246080
SIRIUS XM RADIO INC       COM                 82967N108       23     12340   SH           SOLE               12340
SIRIUS XM RADIO INC       CALL                82967N908     2109   1140000   SH  CALL     SOLE